Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 52.6	$ 105.2
IPI (manufacturing tax)	4.2	0.3
PIS and COFINS	3.6	1.6
IRRF (withholding tax)	1.4	11.8
Others	6.5	7.7
Total	68.3	126.6
Current portion	54.9	68.4
Non-current portion	$ 13.4	$ 58.2